Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Registrant Name	dei_EntityRegistrantName	M3Sixty Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001643838
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jun. 02, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 02, 2020
Prospectus Date	rr_ProspectusDate	Jun. 02, 2020
Cognios Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF COGNIOS LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cognios Large Cap Value Fund (the “Value Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Value Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance.  During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Value Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Value Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Value Fund’s principal investment objective is long-term growth of capital. The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate. The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index. It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500® Index. As of September 30, 2019, the S&P 500® Index includes U.S. companies with a market capitalization greater than $8.2 billion.

The Value Fund may use borrowings for investment purposes. In determining when and to what extent to employ borrowing (i.e., leverage), the Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions.  These loans may be structured as secured or unsecured loans, and may have fixed or variable interest rates. The Value Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Value Fund will only engage in borrowing when the Adviser believes the return from the additional investments will be greater than the costs associated with the borrowing.

The Adviser selects securities for purchase using its proprietary ROTA/ROME® investment selection and portfolio construction methodology. ROTA/ROME® focuses on a company’s Return on Total Assets (“ROTA”) and Return on Market Value of Equity (“ROME”) in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock.

ROTA, or Return on Total Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Value Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Value Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Value Fund will be successful in meeting its investment objective. Generally, the Value Fund will be subject to the following additional risks:

●

Market risk – Market risk refers to the risk that the value of securities in the Value Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

●

Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Value Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

●

Management style risk – The Value Fund intends to invest in stocks that the Adviser believes are undervalued and the Value Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

●

Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Value Fund does not intend to concentrate its investments in any particular sector or sectors, the Value Fund may, from time to time, emphasize investments in one or more sectors. If the Value Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

●

Value securities risk – Value stocks are those that appear to be underpriced based upon valuation measures. Investments in value-oriented securities may expose the Value Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

●

Borrowing risk – Borrowing money for investment purposes involves certain risks to the Value Fund’s shareholders, including potential for higher volatility of the net asset value of the Value Fund’s shares and the relatively greater effect of portfolio holdings on the net asset value of the shares. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Value Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Value Fund compared with what it would have been without borrowing.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Value Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Value Fund will be successful in meeting its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Value Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Value Fund.  The table that follows shows how the Value Fund’s average annual total returns for 1 year and since inception compare with those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Value Fund.

In April 2020, Cognios Capital, LLC the investment adviser to the Fund since its inception, transferred its operations to Qualitative Value Technologies, LLC (d/b/a Cognios Capital) (the “Adviser”). Before the transfer, shareholders of the Fund approved a new investment advisory agreement with the Adviser. There was no change in the portfolio managers of the Fund. The bar chart below shows the Fund’s investment results during the management of the prior investment adviser.

Shareholders should know that the ast performance (before and after taxes) of the Value Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (888) 553-4233 or by visiting www.cognios.com/performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Value Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Value Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 553-4233
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cognios.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Shareholders should know that the ast performance (before and after taxes) of the Value Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (For the Calendar Years ended December 31) – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Value Fund’s year-to-date return for the Institutional Class as of March 31, 2020 was (29.35)%. During the period shown in the bar chart, the highest return for a quarter was 15.56% during the quarter ended March 31, 2019, and the lowest return for a quarter was (11.76)% during the quarter ended December 31, 2018.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2019 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Value Fund’s Institutional Class of shares; after-tax returns for the other class of shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Value Fund’s Institutional Class of shares; after-tax returns for the other class of shares will vary.  After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2019 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Value Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 553-4233 or visiting www.cognios.com.

Cognios Large Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COGLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.89%
Interest Expense	rr_Component2OtherExpensesOverAssets	1.09%
Total Other Expenses	rr_OtherExpensesOverAssets	1.98%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 222
3 Years	rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,458
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,155
1 Year	rr_AverageAnnualReturnYear01	31.58%
Since Inception	rr_AverageAnnualReturnSinceInception	13.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COGVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.89%
Interest Expense	rr_Component2OtherExpensesOverAssets	1.09%
Total Other Expenses	rr_OtherExpensesOverAssets	1.98%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
3 Years	rr_ExpenseExampleYear03	752
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,334
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,913
Annual Return 2017	rr_AnnualReturn2017	16.24%
Annual Return 2018	rr_AnnualReturn2018	(3.50%)
Annual Return 2019	rr_AnnualReturn2019	31.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(29.35%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.76%)
1 Year	rr_AverageAnnualReturnYear01	31.25%
Since Inception	rr_AverageAnnualReturnSinceInception	13.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Value Fund | Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.70%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Value Fund | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.64%
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Value Fund | Institutional Class | S&P 500® Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	15.49%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Large Cap Value Fund | Institutional Class | Russell 1000® Value Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.54%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.24%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2016
Cognios Market Neutral Large Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF COGNIOS MARKET NEUTRAL LARGE CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”) seeks long-term growth of capital independent of stock market direction.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Market Neutral Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Market Neutral Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Market Neutral Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Market Neutral Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Market Neutral Fund’s performance.  During the most recent fiscal year, the Market Neutral Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Market Neutral Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Market Neutral Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Market Neutral Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through October 31, 2021.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Market Neutral Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Market Neutral Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Market Neutral Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Market Neutral Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index. The Market Neutral Fund may invest across different industries and sectors. Under normal circumstances the Market Neutral Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in securities of large cap companies as defined by the S&P 500® Index. It may also invest up to 20% in issuers of any size.

When the Market Neutral Fund takes a long position, it purchases a stock outright. The Market Neutral Fund increases in value when the market price of the stock exceeds the cost per share to acquire the stock. In addition, the Market Neutral Fund will earn dividend income when dividends are paid on stocks owned by the Market Neutral Fund. When the Market Neutral Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline or underperform the positions in the long book. To complete, or close out, the short sale transaction, the Market Neutral Fund buys the same stock in the market at a later date and returns it to the lender. The Market Neutral Fund will make money if the market price of the borrowed stock goes down further than the borrowing costs, including dividend expenses when stocks held short pay dividends, and the Market Neutral Fund is able to replace the borrowed stock. While it is not guaranteed, the Adviser expects that dividend income will exceed dividend expense on an annual basis. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Market Neutral Fund will lose money on that position because it will have to pay more to replace the borrowed stock than the Market Neutral Fund received when the Market Neutral Fund sold the stock short. Under normal circumstances, the Market Neutral Fund intends to generally remain “market neutral” on a “Beta-adjusted basis” most of the time.

As used here, Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad stock market index. For the Market Neutral Fund, the Adviser uses a company stock price Beta relative to the S&P 500® Index. A Beta of 1.0 means a stock generally moves up and down in proportion to the movement of the stock market. A Beta greater than 1.0 means a stock generally moves up and down more than the movement of the stock market. A Beta less than 1.0 means that a stock generally moves up and down less than the movement of the stock market.

“Beta-adjusted market neutral” means that the Adviser will attempt to offset 100% of the Market Neutral Fund’s long exposure to the Beta of the broad stock market (i.e., the up and down movements of the S&P 500® Index) by sizing the short positions based on the relative Betas of the longs versus the shorts. For example, when the Betas of the shorts are higher than the Betas of the longs, fewer dollars of short positions are needed to offset the Betas of the long book. In this case, the Market Neutral Fund will be “net long” on a dollar basis (i.e., more dollars invested in the long positions than in the short positions), but will still be “market neutral” on a Beta-adjusted basis. A “Beta-adjusted market neutral” strategy typically seeks to derive total returns strictly from stock picking Alpha, with none of the return over time coming from the general up and down movement of the broader stock market. Over time, since the Market Neutral Fund is Beta-adjusted market neutral, the Market Neutral Fund’s total return is expected to be largely independent of the positive or negative total returns of the broad stock market.

An actively managed stock portfolio’s gross investment return is generally driven by three factors: (i) the overall stock market’s return (i.e., in the Market Neutral Fund’s case, the overall stock market’s return is measured using the S&P 500® Total Return Index, the Fund’s benchmark); (ii) the sensitivity of the portfolio to changes in prices in the overall stock market (i.e., the portfolio’s Beta relative to the stock market); and (iii) the portfolio manager’s ability to do better or worse than what would be predicted by multiplying the market’s return by the portfolio’s Beta (i.e., (i) times (ii) above). This last component (iii) is called Alpha and is the risk-adjusted (i.e., Beta-adjusted) outperformance or underperformance of the portfolio relative to the stock market. Since the Market Neutral Fund has generally attempted to hedge out all of the overall market’s returns on a Beta-adjusted basis through its short positions, all of the Market Neutral Fund’s net return is expected to be solely the Alpha generated by the portfolio managers, less all of the Market Neutral Fund’s fees and expenses. This Alpha can be generated if the stocks selected for the long book exceed the performance of the S&P 500® Total Return Index and/or if the stocks selected for the short book underperform the S&P 500® Total Return Index, less all of the Market Neutral Fund’s fees and expenses.

By employing this long/short Beta-adjusted market neutral investment strategy, the Market Neutral Fund seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Market Neutral Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole, even if the short positions generate a loss, as long as the loss in the short portfolio does not exceed the gain in the long portfolio. Conversely, it is expected that the Market Neutral Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Adviser attempts to achieve returns for the Market Neutral Fund that at least exceed the return on short-term fixed-income securities, with the broader goal of generating attractive risk-adjusted total returns compared to the S&P 500® Total Return Index.

The Market Neutral Fund may use borrowings for investment purposes, and the Market Neutral Fund’s use of short positions will add financial leverage to the Market Neutral Fund similar to borrowings. In determining when and to what extent to employ leverage, the Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions. These loans may be structured as secured or unsecured loans and may have fixed or variable interest rates.  The Market Neutral Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).  The Market Neutral Fund will only engage in borrowing when the Adviser believes the return from the additional investments will be greater than the costs associated with the borrowing.

The Adviser selects securities for purchase or short sale using its proprietary ROTA/ROME® selection and portfolio construction methodology. ROTA/ROME® focuses on a company’s Return on Total Assets (“ROTA”) and Return on Market Value of Equity (“ROME”) in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock.

ROTA, or Return on Total Assets, measures the profits that a company has earned on the capital invested in the business. The portfolio managers believe that companies with higher ROTAs are more attractive investment opportunities than companies with lower ROTAs because a business that has a high ROTA and can maintain that high ROTA over long periods of time most likely has some sort of competitive advantage in the marketplace that gives it an edge over its competition.

ROME, or Return on Market Value of Equity, divides a company’s profits by its current stock price. This “profit yield” is similar in concept to a bond’s “yield.” Like a bond yield, a higher ROME yield generally means that a stock price is lower and cheaper. Similarly, a low ROME yield means the stock price is higher and thus more expensive.

The portfolio managers use these two metrics together to determine if a particular stock is an attractive business (i.e., ROTA) and whether that stock is cheap or expensive (i.e., ROME).

The periodic reconstitution and rebalancing of the portfolio according to the Market Neutral Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Market Neutral Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Market Neutral Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Market Neutral Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Market Neutral Fund will be successful in meeting its investment objective. Generally, the Market Neutral Fund will be subject to the following additional risks:

●

Stock Market risk – The value of the Market Neutral Fund’s assets will fluctuate as the equity market fluctuates, although the Beta-adjusted market neutral focus of the Market Neutral Fund should reduce the effect of general market fluctuations on the valuation of the Market Neutral Fund as a whole.

●

Equity securities risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Market Neutral Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

●

Borrowing and Leverage risk  – Utilization of leverage, such as borrowings and shorting positions, involves certain risks to the Market Neutral Fund’s shareholders, including potential for higher volatility of the net asset value (“NAV”) of the Market Neutral Fund’s shares and the relatively greater effect of portfolio holdings on the NAV of the shares.

●

Short Sale risk – The Market Neutral Fund may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Market Neutral Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Market Neutral Fund). In contrast, the risk of loss from a long position is limited to the Market Neutral Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage. To mitigate leverage risk, the Market Neutral Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

●

Management risk – The Market Neutral Fund is subject to management risk because it is an actively managed investment fund. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

●

Sector risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Market Neutral Fund does not intend to concentrate its investments in any particular sector or sectors, the Market Neutral Fund may, from time to time, emphasize investments in one or more sectors. If the Market Neutral Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

●

Asset Segregation risk – The Market Neutral Fund is required to segregate liquid assets in connection with certain short positions, and, therefore, such portions of the Market Neutral Fund’s portfolio may not be available for investment, which may in turn affect the Market Neutral Fund’s returns.

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Portfolio Turnover risk – When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Market Neutral Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Market Neutral Fund’s portfolio) involves correspondingly greater expenses to the Market Neutral Fund and may adversely affect Market Neutral Fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Market Neutral Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Market Neutral Fund will be successful in meeting its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Market Neutral Fund was reorganized on May 7, 2018 from a series of ALPS Series Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of M3Sixty Funds Trust, a Delaware statutory trust (the “Reorganization”). The bar chart below incorporates the Predecessor Fund’s performance and shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Market Neutral Fund.

In April 2020, Cognios Capital, LLC the investment adviser to the Fund since its inception, transferred its operations to Qualitative Value Technologies, LLC (d/b/a Cognios Capital) (the “Adviser”). Before the transfer, shareholders of the Fund approved a new investment advisory agreement with the Adviser. There was no change in the portfolio managers of the Fund. The bar chart below shows the Fund’s investment results during the management of the prior investment adviser.

Shareholders should know that the past performance of the Market Neutral Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (888) 553-4233.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below incorporates the Predecessor Fund’s performance and shows how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 553-4233
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cognios.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Shareholders should know that the past performance of the Market Neutral Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (For the Calendar Years ended December 31) – Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Market Neutral Fund’s year-to-date return for the Institutional Class as of March 31, 2020 was (2.11)%. During the period shown in the bar chart, the highest return for a quarter was 6.70% during the quarter ended March 31, 2016, and the lowest return for a quarter was (4.98)% during the quarter ended September 30, 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the Periods Ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2019, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Market Neutral Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Market Neutral Fund’s Institutional Class of shares; after-tax returns for the other class of shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Market Neutral Fund’s Institutional Class of shares; after-tax returns for the other class of shares will vary.  After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2019, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Market Neutral Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Market Neutral Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 553-4233 or visiting www.cognios.com.

Cognios Market Neutral Large Cap Fund | S&P 500® Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.69%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	14.72%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Cognios Market Neutral Large Cap Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COGMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.48%
Dividend Expense, Borrowing Costs and Brokerage Expenses on Securities Sold Short	rr_Component3OtherExpensesOverAssets	2.48%
Total Other Expenses	rr_OtherExpensesOverAssets	2.95%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.61%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[6]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	4.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 421
3 Years	rr_ExpenseExampleYear03	1,354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,677
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Cognios Market Neutral Large Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COGIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.48%
Dividend Expense, Borrowing Costs and Brokerage Expenses on Securities Sold Short	rr_Component3OtherExpensesOverAssets	2.48%
Total Other Expenses	rr_OtherExpensesOverAssets	2.95%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.36%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[6]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	3.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 396
3 Years	rr_ExpenseExampleYear03	1,283
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,181
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,478
Annual Return 2013	rr_AnnualReturn2013	4.72%
Annual Return 2014	rr_AnnualReturn2014	6.02%
Annual Return 2015	rr_AnnualReturn2015	5.56%
Annual Return 2016	rr_AnnualReturn2016	(0.82%)
Annual Return 2017	rr_AnnualReturn2017	4.96%
Annual Return 2018	rr_AnnualReturn2018	4.17%
Annual Return 2019	rr_AnnualReturn2019	(0.67%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.98%)
1 Year	rr_AverageAnnualReturnYear01	(0.67%)
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Cognios Market Neutral Large Cap Fund | Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.67%)
5 Years	rr_AverageAnnualReturnYear05	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Cognios Market Neutral Large Cap Fund | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.42%)
5 Years	rr_AverageAnnualReturnYear05	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012

[1]	Other expenses are based on estimated amounts for the current fiscal year and do not correlate to the expense ratios in the Fund's Financial Highlights.
[2]	Quantitative Value Technologies, LLC, d/b/a Cognios Capital (the "Adviser") has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive its fees or reimburse other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund's annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Value Fund's business) to not more than 0.85% through at least October 31, 2021. Subject to approval by the Value Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three years following the date when the waiver or reimbursement occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver or reimbursement. Only the Board of Trustees can terminate the contractual agreement before the expiration date.
[3]	The S&P 500 Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The index was chosen as the primary benchmark for the Value Fund because the index is the universe for the quantitative investment strategy employed in the Value Fund.
[4]	The Russell 1000 Value Total Return Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The index was chosen as secondary benchmark for the Value Fund because the quantitative investment strategy employed in the Value Fund is a type of value-style investing.
[5]	The S&P 500 Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The index was chosen as a benchmark for the Market Neutral Fund because the index is the universe for the long/short quantitative investment strategy employed in the Market Neutral Fund. However, by being Beta-Neutral, the Market Neutral Fund seeks to have no correlation to the S&P 500 Total Return Index over time.
[6]	Quantitative Value Technologies, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Market Neutral Fund under which it has agreed to waive its fees or reimburse other expenses of the Market Neutral Fund, if necessary, in an amount that limits the Market Neutral Fund's annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Market Neutral Fund's business) to not more than 1.45% of the Market Neutral Fund's average daily net assets through at least October 31, 2021. Subject to approval by the Market Neutral Fund's Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Market Neutral Fund within the three years following the date when the waiver or reimbursement occurred, if the Market Neutral Fund is able to make the payment without exceeding the 1.45% expense limitation. Only the Board of Trustees can terminate the contractual agreement before the expiration date.